Document And Entity Information	Nov. 04, 2020
Document Information [Line Items]
Entity, Registrant Name	EARTHSTONE ENERGY, INC.
Document, Type	8-K
Document, Period End Date	Nov. 04, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35049
Entity, Tax Identification Number	84-0592823
Entity, Address, Address Line One	1400 Woodloch Forest Drive
Entity, Address, Address Line Two	Suite 300
Entity, Address, City or Town	The Woodlands
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	298-4246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	ESTE
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000010254